Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2024	2023
Cash	16,414	16,683
Triparty repos and term bank deposits	14,453	9,788
Other cash equivalents	8,337	6,559
	39,204	33,030